Time Depoist Maturities (Schedule of Time Deposits Included in Interest-Bearing Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Maturities Of Time Deposits [Abstract]
2014	$ 966,150
2015	242,946
2016	105,046
2017	93,084
2018	57,020
2019 and after	41,466
Total	1,505,712
Total certificates of deposit $100,000 and more	$ 553,957	$ 503,490